Deferred Liabilities, Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
CIK0001853021 Metals Acquisition Corp
Deferred Liabilities and Commitments and Contingencies [Line Items]
Deferred Liabilities, Commitments and Contingencies

Note 7 — Deferred Liabilities, Commitments and Contingencies

Registration Rights

The holders of the (i) Founder shares (which were issued in a private placement prior to the closing of the IPO), (ii) Private Placement Warrants (which were issued in a private placement simultaneously with the closing of the IPO) and (iii) Private Placement Warrants (that may be issued upon conversion of Working Capital Loans) will have registration rights to require the Company to register a sale of any of the securities held by them pursuant to a registration rights agreement to be signed prior to or on the effective date of the IPO. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed after the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriter’s Agreement

The underwriter had a 45-day option from the date of the IPO to purchase up to an additional 3,750,000 Units to cover over-allotments, if any.

On September 3, 2021, the underwriter partially exercised its over-allotment option to purchase an additional 1,514,780 Units (the “Over-Allotment Units”) generating aggregate gross proceeds of $15,147,800 and incurring $302,956 in cash underwriting fees (see Note 1).

On September 16, 2021, the remaining amounts under the over-allotment option expired unused.

The underwriter was paid a cash underwriting discount of two percent (2%) of the gross proceeds of the IPO (including the Over-Allotment Units), or $5,302,956. Additionally, the underwriter will be entitled to a deferred underwriting discount of 3.5% or $9,280,173 of the gross proceeds of the IPO (including the Over-Allotment Units) held in the Trust Account upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.

Legal Services Agreement

Legal services rendered by U.S. General Counsel are accrued on a quarterly basis but deferred for settlement until the closing of the Proposed Business Combination. The accrued fees as of March 31, 2023 and December 31, 2022 were $4,168,087 and $3,373,124, respectively. These amounts are included in deferred liabilities on the consolidated balance sheets.

Tax Planning Services Agreement

Tax planning services rendered by the Company’s tax advisor are accrued on a monthly basis but deferred for settlement until the closing of the Proposed Business Combination. The deferred fees as of March 31, 2023 and December 31, 2022 were $662,562 and $544,119, respectively. These amounts are included in deferred liabilities on the consolidated balance sheets.

Glencore Deed of Consent and Side Letter

On November 22, 2022, the Company, MAC-Sub and New MAC entered into a Deed of Consent and Covenant (the “Deed of Consent and Covenant”) with Glencore to amend the SSA (the “Amendment”). Pursuant to the Amendment, the Company agreed to assume the costs related to the auditing fees associated with CMPL. The fees are being paid by Glencore and are repayable by the Company to Glencore at the earliest of the closing of the Proposed Business Combination or the cessation thereof. The deferred fees payable to Glencore as of March 31, 2023 and December 31, 2022 were $4,530,101 and $2,995,087, respectively. These amounts are included in deferred liabilities on the consolidated balance sheets.

On April 21, 2023, the Company, MAC-Sub, New MAC and Glencore entered into the CMPL Share Sale Agreement Side Letter (the “Side Letter”). Pursuant to the Side Letter, the Sunset Date (as defined in the SSA) has been extended from April 28, 2023 to June 1, 2023. In addition, MAC, MAC-Sub, and MAC Limited have requested that Glencore procure legal opinions relating to certain of its Related Bodies Corporate (as defined in the SSA). Pursuant to the Side Letter, MAC, MAC-Sub, and New MAC agreed to reimburse Glencore for any fees incurred in connection with procuring such legal opinions.

Senior Syndicated Facility Agreement

On February 28, 2023, MAC-Sub, the Company and New MAC, as guarantors, entered into a syndicated facility agreement (“SFA”) with Citibank, N.A., Sydney Branch, Bank of Montreal, Harris Bank N.A., The Bank of Nova Scotia, Australian Branch, and National Bank of Canada (collectively, the “Senior Lenders”) and Citisecurities Limited, as agent for the Senior Lenders, to provide a senior syndicate loan facility to finance, in part, the Proposed Business Combination.

The SFA provides for, among other things, three credit facilities (collectively, the “Senior Facilitates”) as follows:

(i)	a $205 million acquisition term loan (“Facility A”) that can be used to fund the Business Combination Consideration, requires quarterly repayments that are sculpted as necessary to meet a Debt Service Cover Ratio minimum of 1.50x but can be mandatorily repaid by way of a ‘sweep’ of excess cash available to the MAC-Sub and each of its subsidiaries such that on the last day of each quarter, MAC-Sub must apply 30% of all excess cash in repayment of Facility A applied in inverse order of maturity, and is fully amortized over a notational 5 year loan life based on agreed financial modelling as described in the SFA;
(ii)	a $25 million revolving credit facility (“Facility B”) that can be used only for general corporate purposes post-closing of the Business Combination, requires repayments such that all loans under Facility B are repaid on or before the date that is 3 years after the date of financial close under the SFA (the “Termination Date”); and
(iii)	a A$40 million letter of credit facility (“Facility C”) that is for performance guarantees in favor of the government of New South Wales in relation to the environmental rehabilitation obligations of the CSA Mine and for other financial bank guarantees, as required, requires repayment on the Termination Date. At present Facility A and Facility B are fully committed, with Facility C not yet having received full commitments, but structured on the basis that a further lender can accede to the SFA to fund that Facility C.

The rate of interest for Facility A and B is calculated from the aggregate of i) the margin (being a fixed amount of 3.0% per annum), and (ii) the greater of zero or the secured overnight financing rate (“SOFR”) for such day. The issuance fee for Facility C (in lieu of interest) is 2% per annum on the amount of each outstanding performance guarantee, or 3% per annum on the amount of each outstanding financial guarantee. The SFA also specifies a default interest rate of an additional 2% per annum for overdue payments.

The SFA is subject to customary closing conditions and the consummation of the transactions contemplated by the Business Combination Agreement.

Loan Note Subscription Agreement – Mezzanine Debt Facility and Equity Subscription Agreement

On March 10, 2023, MAC-Sub, the Company and MAC Limited, as guarantors, entered into a mezzanine debt facility loan note subscription agreement (the “Mezz Facility”) with Sprott Private Resource Lending II (Collector-2), LP, (the “Lender”) and Sprott Resource Lending Corp., as agent and security trustee for the Lender, to provide a mezzanine loan facility to finance, in part, the Proposed Business Combination.

The Mezz Facility provides for, among other things, $135,000,000 total funding available to MAC with a maturity of five (5) years from the closing of the Business Combination. The interest rate on the Mezz Facility will be paid on a quarterly basis and is calculated as the aggregate of (i) the Interest Rate Margin (outlined below), and (ii) the greater of the 3-month term SOFR rate or 2.00% per annum. The Interest Rate Margin is calculated based on the copper price on the first day of each calendar quarter as quoted on the London Metal Exchange (“LME”). The variation in the copper price will determine the margin rate as well as the composition of interest payments (being either cash and/or capitalized to the principal (provided no event of default is continuing) as described below:

LME Copper Price	Margin	Payment
<$3.40/lb	12.00%	100% capitalized / 0% Cash
>$3.40/lb to $3.85/lb	10.00%	60% capitalized / 40% Cash
>$3.85/lb	8.00%	0% capitalized / 100% Cash

Equity Subscription Agreement

Concurrently, in connection with the Mezz Facility, New MAC, the Company, Sprott Private Resource Lending II (Collector), LP (the “Equity Subscriber”) and Sprott Private Resource Lending II (Collector-2), LP, (the “Warrant Subscriber”) entered into a subscription agreement (the “Subscription Agreement”) pursuant to which the Equity Subscriber has committed to purchase 1,500,000 New MAC Ordinary Shares (the “Subscribed Shares”) at a purchase price of $10.00 per share and an aggregate purchase price of $15,000,000. In addition, in accordance with the terms of the Mezz Facility, and subject to the consummation of the transactions contemplated thereby, the Warrant Subscriber will receive 3,187,500 warrants to purchase New MAC Ordinary Shares (the “New MAC Financing Warrants”) once the Mezz Facility begins. Each New MAC Financing Warrant will entitle the holder to purchase one New MAC Ordinary Share. The New MAC Financing Warrant documentation will contain customary anti-dilution clauses. The New MAC Financing Warrants will be fully transferrable and will last for the full term of the Mezz Facility with an exercise price of US$12.50 per share. Upon exercise, New MAC may either (i) cash-settle the New MAC Warrants, or (ii) direct the holder to offset the exercise price against the outstanding principal amount of the facility. New MAC may elect to accelerate the exercise date for the New MAC Financing Warrants if New MAC Ordinary Shares are quoted on a recognized stock exchange as over two (2) times the exercise price for twenty (20) consecutive trading days.

The obligations to consummate the transactions contemplated by the Subscription Agreement are conditioned upon, among other things, customary closing conditions and the consummation of the transactions contemplated by the Mezz Facility and the Proposed Business Combination Agreement.

Silver Purchase Agreement, Silver Stream Equity Subscription, Redemptions Backstop Facility

On March 20, 2023, MAC-Sub, a wholly owned subsidiary of the Company, as a seller psa entity, the Company and New MAC following the Proposed Business Combination, as seller, entered into a silver purchase agreement (the “Silver Stream”) with Osisko Bermuda Limited (the “Purchaser”), pursuant to which the Purchaser will advance to New MAC a $75,000,000 upfront cash deposit (the “Silver Deposit”) on account of future deliveries of refined silver by New MAC to the Purchaser referenced to silver production from the CSA Mine (as defined below). The amount of the Silver Deposit will be increased by an additional $15,000,000 if the average silver market price quoted by the London Bullion Market Association (the “LBMA”) is $25.50 per ounce or more over the ten (10) business day period prior to the closing of the Silver Stream. The Silver Deposit represents a pre-payment of a portion of the purchase price for refined silver to be sold by New MAC to the Purchaser under the Silver Stream.

The Silver Deposit will be used by New MAC to finance, in part, the Proposed Business Combination. The Silver Stream provides for the sale by New MAC to the Purchaser of an amount of refined silver equal to 100% of payable silver (calculated as 90% of produced silver) produced by the CSA Mine during the life of mine. The Purchaser will make ongoing cash payments for refined silver delivered equal to 4% (the “Silver Cash Price”) of the silver price quoted on the LBMA for one ounce of refined silver on the day prior to the date of delivery (the “Silver Market Price”). Until the Silver Deposit is reduced to nil, the Purchaser shall credit the difference between the Silver Market Price and the Silver Cash Price against the outstanding Silver Deposit. After the Silver Deposit is reduced to nil, the Purchaser will pay only the Silver Cash Price for each ounce of refined silver.

Additionally, pursuant to the Silver Stream, the Purchaser has been granted a right of first refusal with respect to any royalty, stream or similar interest in the metals or other minerals mined from a project now or hereafter owned by MAC or any affiliate of New MAC that a third party offers to purchase from New MAC or any affiliate of New MAC (the “ROFR”). The ROFR, applies until the later to occur of: (i) seven (7) years from the closing date of the Silver Stream; and (ii) the date on which the Purchaser or any affiliate ceases to hold or control more than 5% of the issued share capital of New MAC.

Except as otherwise described above and customary terms and conditions for stream transactions, the Silver Stream contains substantially similar representations and warranties, covenants, events of default and other provisions as the SFA governing the three senior credit facilities. The Silver Stream is subject to the completion of the Senior Facilities, Mezz Facility and the Business Combination.

Silver Stream Equity Subscription Agreement

Concurrently, on March 20, 2023, New MAC and the Company entered into a subscription agreement with Osisko Bermuda Limited (the “Subscriber”) (the “Silver Stream Subscription Agreement”) pursuant to which the Subscriber has committed to purchase 1,500,000 New MAC Ordinary Shares at a purchase price of $10.00 per share and an aggregate price of $15,000,000. The subscription is conditional upon the completion of the Silver Stream, Senior Facilities, Mezz Facility and the Proposed Business Combination.

The Silver Stream Subscription Agreement provides for, among other things, the terms of the equity issue which are identical to the PIPE financing in connection with the Proposed Business Combination

Redemptions Backstop Facility

New MAC, the Company and the Purchaser entered into a Redemptions Backstop Facility, consisting of a Copper Purchase Agreement (as defined below) with an upfront deposit of up to $75,000,000 and up to a $25,000,000 equity subscription (to be subscribed for on a pro-rata basis equal to the proportion of the deposit under the Copper Purchase Agreement that New MAC elects to draw on prior to the closing of the Proposed Business Combination (the “Copper Stream Subscription Agreement” (as defined below)). The deposit to be made available under the Redemptions Backstop Facility is drawable at New MAC’s discretion in the event there is a shortfall of funds required for the Proposed Business Combination. The Redemptions Backstop Facility is subject to the completion of the Senior Facilities, Mezz Facility, Silver Stream and the Proposed Business Combination.

Copper Purchase Agreement

On March 20, 2023, MAC-Sub, as a seller psa entity, the Company and New MAC, as sellers, entered into a copper purchase agreement (the “Copper Stream”) with the Purchaser, pursuant to which the Purchaser will make available to New MAC an upfront cash deposit of up to $75,000,000 (the “Available Copper Deposit”) on account of future deliveries of refined copper by New MAC to the Purchaser referenced to copper production from the CSA Mine. New MAC may draw on the Available Copper Deposit in whole or in part by providing notice to the Purchaser no less than ten (10) business days prior to the closing of the Business Combination, with the Purchaser paying to New MAC in cash the amount of the Available Copper Deposit New MAC elects to draw down (the “Elected Deposit Percentage”) at the closing of the Business Combination (the “Copper Deposit”). The Copper Deposit represents a pre-payment of a portion of the purchase price for refined copper to be sold by New MAC to the Purchaser under the Copper Stream.

The Copper Stream provides for the sale by New MAC to the Purchaser of an amount of refined copper equal to the Copper Stream Percentage (as defined below) of payable copper (being 96.2% of produced copper) produced by the CSA Mine during the life of the mine. For the purposes of the Copper Stream, the “Copper Stream Percentage” shall mean during the following periods:

Time Period	% Payable Copper
Closing to 1st Anniversary of the Closing Date	—%
1st Anniversary of the Closing Date to 5th Anniversary	3.00%
5th Anniversary until 33,000 metric tonnes of Refined Copper delivered to the Purchaser (the “Threshold Quantity”)	4.875%
Thereafter from the date that the Threshold Quantity has been met	2.25%

The Threshold Quantity and Copper Stream Percentage will be adjusted on a pro rata basis in accordance with the Elected Deposit Percentage. In addition, under the Copper Stream, New MAC may elect to reduce the Copper Stream Percentage and the Threshold Quantity on the 5th anniversary of the closing date to the amounts and percentages set out in the Copper Stream upon making a one-time payment of $40,000,000 or $20,000,000, respectively.

The Purchaser will make ongoing cash payments for refined copper delivered equal to 4% (the “Copper Cash Price”) of the cash settlement price for one tonne of refined copper quoted by the LME on the date prior to the date of delivery (the “Copper Market Price”). Until the Copper Deposit is reduced to nil, the Purchaser shall credit the difference between the Copper Market Price and the Copper Cash Price against the outstanding Copper Deposit. After the Copper Deposit is reduced to nil, the Purchaser will pay only the Copper Cash Price for each tonne of refined copper.

Except as otherwise described above and customary terms and conditions for stream transactions, the Copper Stream contains substantially similar representations and warranties, covenants, events of default and other provisions as the SFA governing the Senior Facilities. The Copper Stream is subject to the completion of the Senior Facilities, Mezz Facility, Silver Stream and the Proposed Business Combination.

Copper Stream Equity Subscription Agreement

Concurrently, on March 20, 2023, New MAC and the Company entered into a subscription agreement with Osisko Bermuda Limited (the “Subscriber”) (the “Copper Stream Subscription Agreement”) pursuant to which the Subscriber has committed to purchase up to 2,500,000 New MAC Ordinary Shares at a purchase price of $10.00 per share and an aggregate price of up to $25,000,000. The number of shares purchased by the Subscriber shall be adjusted on a pro-rata basis proportional to the percentage of the Available Copper Deposit (as defined in the Copper Stream) drawn down by New MAC under the Copper Stream. The subscription is conditional upon the completion of the Copper Stream, Silver Stream, Senior Facilities, Mezz Facility and the Business Combination.

The Copper Stream Subscription Agreement provides for, among other things, the terms of the equity issue which are identical to the PIPE financing in connection with the Proposed Business Combination.

Note 7 — Deferred Liabilities, Commitments and Contingencies

Registration Rights

The holders of the (i) founder shares (which were issued in a private placement prior to the closing of the IPO), (ii) Private Placement Warrants (which were issued in a private placement simultaneously with the closing of the IPO) and (iii) Private Placement Warrants (that may be issued upon conversion of Working Capital Loans) will have registration rights to require the Company to register a sale of any of the securities held by them pursuant to a registration rights agreement to be signed prior to or on the effective date of the IPO. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed after the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriter’s Agreement

The underwriter had a 45-day option from the date of the IPO to purchase up to an additional 3,750,000 Units to cover over-allotments, if any.

On September 3, 2021, the underwriter partially exercised its over-allotment option to purchase an additional 1,514,780 Units (the “Over-Allotment Units”) generating aggregate gross proceeds of $15,147,800 and incurring $302,956 in cash underwriting fees (see Note 1).

On September 16, 2021, the remaining amounts under the over-allotment option expired unused.

The underwriter was paid a cash underwriting discount of two percent (2%) of the gross proceeds of the IPO (including the Over-Allotment Units), or $5,302,956. Additionally, the underwriter will be entitled to a deferred underwriting discount of 3.5% or $9,280,173 of the gross proceeds of the IPO (including the Over-Allotment Units) held in the Trust Account upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.

Legal Services Agreement

Legal services rendered by U.S. General Counsel are accrued on a quarterly basis but deferred for settlement until the closing of the Proposed Business Combination. The accrued fees as of December 31, 2022 and 2021 were $3,373,124 and $517,611, respectively. These amounts are included in deferred liabilities on the consolidated balance sheet.

Tax Planning Services Agreement

Tax planning services rendered by the Company’s tax advisor are accrued on a monthly basis but deferred for settlement until the closing of the Proposed Business Combination. The deferred fees as of December 31, 2022 and 2021 were $544,119 and $0, respectively. These amounts are included in deferred liabilities on the consolidated balance sheet.

Glencore Deed of Consent

On November 22, 2022, the Company, MAC-Sub and Metals Acquisition Limited (“MAC Limited”) entered into a Deed of Consent and Covenant (the “Deed of Consent and Covenant”) with Glencore to amend the SSA (the “Amendment”). Pursuant to the Amendment, the Company agreed to assume the costs related to the auditing fees associated with CMPL. The fees are being paid by Glencore and are repayable by the Company to Glencore at the earliest of of the closing of the Proposed Business Combination or the cessation thereof. The deferred fees payable to Glencore as of December 31, 2022 and 2021 were $2,995,087 and $0, respectively. These amounts are included in deferred liabilities on the consolidated balance sheet.

CMPL Share Sale Agreement Side Letter

Pursuant to the Side Letter, which further amended the Share Sale Agreement (the “Side Letter”), MAC, MAC-Sub, MAC Limited and Glencore agreed to reimburse Glencore for any fees incurred in connection with procuring such legal opinions that they requested Glencore procure relating to certain of its Related Bodies Corporate (as defined in the Share Sale Agreement). In addition, the Side Letter extended the Sunset Date from April 28, 2023 to June 1, 2023.